Segment Asset (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting Information [Line Items]
Consolidated total assets	¥ 7,146,340	¥ 7,508,030	¥ 7,169,725
Total Segments
Segment Reporting Information [Line Items]
Consolidated total assets	6,058,204	6,007,354	5,672,661
Total Segments | Telecommunications Business
Segment Reporting Information [Line Items]
Consolidated total assets	5,275,952	5,256,976	5,063,554
Total Segments | Smart Life Business
Segment Reporting Information [Line Items]
Consolidated total assets	546,997	540,164	434,477
Total Segments | Other businesses
Segment Reporting Information [Line Items]
Consolidated total assets	235,255	210,214	174,630
Eliminations
Segment Reporting Information [Line Items]
Consolidated total assets	(1,875)	(2,263)	(2,036)
Corporate
Segment Reporting Information [Line Items]
Consolidated total assets	¥ 1,090,011	¥ 1,502,939	¥ 1,499,100